Estimated Future Benefit Payments of Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 6,051
2014	6,484
2015	7,006
2016	7,347
2017	7,585
2018 to 2022	49,861
Foreign
Defined Benefit Plan Disclosure [Line Items]
2013	1,981
2014	2,008
2015	2,070
2016	2,114
2017	2,170
2018 to 2022	¥ 11,525